Subsequent events - Narrative (Details) - Strongbridge - Strongbridge License Agreement	Jan. 16, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment received	$ 24,000,000
Royalty Milestone One
Disclosure of non-adjusting events after reporting period [line items]
Royalty, percent of net sales	15.00%
Annual net sales threshold	$ 75,000,000
Royalty Milestone Two
Disclosure of non-adjusting events after reporting period [line items]
Royalty, percent of net sales	18.00%
Annual net sales threshold	$ 75,000,000
After Patent Protection
Disclosure of non-adjusting events after reporting period [line items]
Royalty, percent of net sales	5.00%
Commercial Milestone One
Disclosure of non-adjusting events after reporting period [line items]
Payment for milestone	$ 4,000,000
Annual net sales threshold	25,000,000
Commercial Milestone Two
Disclosure of non-adjusting events after reporting period [line items]
Payment for milestone	10,000,000
Annual net sales threshold	50,000,000
Commercial Milestone Three
Disclosure of non-adjusting events after reporting period [line items]
Payment for milestone	20,000,000
Annual net sales threshold	100,000,000
Commercial Milestone Four
Disclosure of non-adjusting events after reporting period [line items]
Payment for milestone	40,000,000
Annual net sales threshold	200,000,000
Commercial Milestone Five
Disclosure of non-adjusting events after reporting period [line items]
Payment for milestone	100,000,000
Annual net sales threshold	500,000,000
FDA Approval Of Pediatric Use
Disclosure of non-adjusting events after reporting period [line items]
Payment for milestone	$ 5,000,000
Percentage of cost sharing	70.00%